Revenue from contracts with customers - Performance Obligations (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	¥ 179,723	$ 27,773	¥ 181,139
Within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	112,454	17,377	127,326
More than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	¥ 67,269	$ 10,396	¥ 53,813